Provisions, income tax liabilities and other liabilities - Summary of Present Value of Pension and Other Post Employment Benefits (Details) - Pensions and other post-employment benefits - EUR (€)
€ in Millions
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	€ 1,836	€ 1,943	€ 1,770
Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	8,229	8,930	8,651	€ 12,175
Wholly or partly funded defined benefit plans | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	7,192	7,693	7,463
Wholly unfunded defined benefit plans | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	€ 1,037	€ 1,237	€ 1,188